SCHEDULE II-Valuation and Qualifying Accounts (Details) - Deducted from receivables - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	$ 43	$ 46	$ 28
Additions, Charged to Costs and Expenses	99	93	84
Additions, Reclassifications from Other Accounts	(1)	0	8
Deductions	81	96	74
Balance at End of Period	$ 60	$ 43	$ 46